Transactions with related companies and joint venture - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Transactions with associates companies [Line Items]
LIBOR interest rate on accounts receivable	5.82%
Related parties
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	$ 0	$ 1,000
Minera Yanacocha S.R.L.
Disclosure Of Transactions with associates companies [Line Items]
Royalty percentage	3